UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
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Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          08/14/07
       -------------------------    ---------------------------     ---------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        55
                                               -------------

Form 13F Information Table Value Total:        $10,698,230
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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                                                  Form 13F INFORMATION TABLE


           COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
------------------------------ -------------- --------- --------- ---------- --- ---- ---------- -------- ----------- ------- -----
                                                          VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE     SHARED  NONE
------------------------------ -------------- --------- --------- ---------- --- ---- ---------- -------- ----------- ------- -----
AFFYMAX INC                    COM            00826A109   19,779     733,650 SH          SOLE                733,650     0      0
ALLSCRIPTS HEALTHCARE SOLUTI   COM            01988P108  107,689   4,226,410 SH          SOLE              4,226,410     0      0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS 02364W105  756,270  12,211,689 SH          SOLE             12,211,689     0      0
APPLE INC                      COM            037833100  189,794   1,555,182 SH          SOLE              1,555,182     0      0
ARRAY BIOPHARMA INC            COM            04269X105   13,383   1,146,785 SH          SOLE              1,146,785     0      0
BAXTER INTL INC                COM            071813109   32,283     573,000 SH          SOLE                573,000     0      0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH 112585104   10,064     252,228 SH          SOLE                252,228     0      0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH 112585104  486,583  12,165,142 SH          SOLE             12,165,142     0      0
BUNGE LIMITED                  COM            G16962105   46,475     550,000 SH  PUT     SOLE                550,000     0      0
CAREER EDUCATION CORP          COM            141665109    6,754     200,000 SH  PUT     SOLE                200,000     0      0
CARMAX INC                     COM            143130102  365,480  14,332,566 SH          SOLE             14,332,566     0      0
CHICAGO MERCANTILE HLDGS INC   CL A           167760107  150,380     281,421 SH          SOLE                281,421     0      0
CB RICHARD ELLIS GROUP INC     CL A           12497T101  163,212   4,471,549 SH          SOLE              4,471,549     0      0
COACH INC                      COM            189754104  378,522   7,987,390 SH          SOLE              7,987,390     0      0
CTRIP COM INTL LTD             ADR            22943F100  126,335   1,606,701 SH          SOLE              1,606,701     0      0
DICKS SPORTING GOODS INC       COM            253393102  157,071   2,700,210 SH          SOLE              2,700,210     0      0
E M C CORP MASS                COM            268648102  852,498  47,099,337 SH          SOLE             47,099,337     0      0
EAGLE MATERIALS INC            COM            26969P108  153,211   3,123,559 SH          SOLE              3,123,559     0      0
EASTMAN KODAK CO               COM            277461109   32,005   1,150,000 SH  PUT     SOLE              1,150,000     0      0
EQUINIX INC                    COM NEW        29444U502  245,486   2,683,786 SH          SOLE              2,683,786     0      0
EXPRESS SCRIPTS INC            COM            302182100  344,620   6,891,018 SH          SOLE              6,891,018     0      0
FASTENAL CO                    COM            311900104  193,220   4,615,858 SH          SOLE              4,615,858     0      0
GARTNER INC                    COM            366651107   48,942   1,990,323 SH          SOLE              1,990,323     0      0
GENENTECH INC                  COM NEW        368710406  280,528   3,707,746 SH          SOLE              3,707,746     0      0
GENERAL ELECTRIC CO            COM            369604103   58,515   1,528,601 SH          SOLE              1,528,601     0      0
GOOGLE INC                     CL A           38259P508  741,916   1,419,391 SH          SOLE              1,419,391     0      0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD 40049J206  177,148   6,146,071 SH          SOLE              6,146,071     0      0
ILLUMINA INC                   COM            452327109  111,149   2,738,343 SH          SOLE              2,738,343     0      0
INTERCONTINENTALEXCHANGE INC   COM            45865V100  491,116   3,321,717 SH          SOLE              3,321,717     0      0
ITT EDUCATIONAL SERVICES INC   COM            45068B109   92,693     789,685 SH          SOLE                789,685     0      0
LIFE TIME FITNESS INC          COM            53217R207   92,572   1,739,100 SH          SOLE              1,739,100     0      0
MEDCO HEALTH SOLUTIONS INC     COM            58405U102  187,512   2,404,302 SH          SOLE              2,404,302     0      0
MSC INDL DIRECT INC            CL A           553530106  235,866   4,288,471 SH          SOLE              4,288,471     0      0
NETEASE COM INC                SPONSORED ADR  64110W102   64,976   3,817,612 SH          SOLE              3,817,612     0      0
NUTRI SYS INC NEW              COM            67069D108   91,504   1,310,000 SH  PUT     SOLE              1,310,000     0      0
NYMEX HOLDINGS INC             COM            62948N104   88,079     701,097 SH          SOLE                701,097     0      0
OVERSTOCK COM INC DEL          COM            690370101   11,601     635,000 SH  PUT     SOLE                635,000     0      0
P T TELEKOMUNIKASI INDONESIA   SPONSORED ADR  715684106   12,233     283,822 SH          SOLE                283,822     0      0
POLO RALPH LAUREN CORP         CL A           731572103   91,007     927,606 SH          SOLE                927,606     0      0
PRICELINE COM INC              COM NEW        741503403   95,173   1,384,540 SH          SOLE              1,384,540     0      0
QUALCOMM INC                   COM            747525103  467,577  10,776,136 SH          SOLE             10,776,136     0      0
RESEARCH IN MOTION LTD         COM            760975102  331,776   1,658,964 SH          SOLE              1,658,964     0      0
RESOURCES CONNECTION INC       COM            76122Q105   93,695   2,823,836 SH          SOLE              2,823,836     0      0
SAIC INC                       COM            78390X101   17,056     943,900 SH          SOLE                943,900     0      0
SCHLUMBERGER LTD               COM            806857108  403,015   4,744,700 SH          SOLE              4,744,700     0      0
SCHWAB CHARLES CORP NEW        COM            808513105  213,974  10,427,591 SH          SOLE             10,427,591     0      0
SEPRACOR INC                   COM            817315104   20,920     510,000 SH  PUT     SOLE                510,000     0      0
SINA CORP                      ORD            G81477104  189,395   4,524,486 SH          SOLE              4,524,486     0      0
SOUTHWESTERN ENERGY CO         COM            845467109  417,735   9,387,312 SH          SOLE              9,387,312     0      0
SRA INTL INC                   CL A           78464R105   27,170   1,075,600 SH          SOLE              1,075,600     0      0
TEXAS INDS INC                 COM            882491103  139,397   1,777,799 SH          SOLE              1,777,799     0      0
UNDER ARMOUR INC               CL A           904311107  130,475   2,858,163 SH          SOLE              2,858,163     0      0
VISTAPRINT LIMITED             SHS            G93762204   73,145   1,912,276 SH          SOLE              1,912,276     0      0
VULCAN MATLS CO                COM            929160109  312,541   2,728,662 SH          SOLE              2,728,662     0      0
WNS HOLDINGS LTD               SPON ADR       92932M101   56,715   1,992,808 SH          SOLE              1,992,808     0      0

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